Loans to customers (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 6,116,455	$ 3,713,770
Percentage of gross exposure	100.00%	100.00%
Loss Allowance	$ 794,570	$ 512,134
Percentage of credit loss allowance	100.00%	100.00%
Coverage Ratio	13.00%	13.80%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 4,728,358	$ 2,831,131
Percentage of gross exposure	77.30%	76.20%
Percentage of credit loss allowance	30.10%	28.40%
Coverage Ratio	5.10%	5.10%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,054,416	$ 648,296
Percentage of gross exposure	17.20%	17.50%
Percentage of credit loss allowance	40.90%	43.70%
Coverage Ratio	30.80%	34.50%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 333,681	$ 234,343
Percentage of gross exposure	5.50%	6.30%
Percentage of credit loss allowance	29.00%	27.90%
Coverage Ratio	69.00%	60.90%
Strong Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,954,790	$ 1,437,136
Percentage of gross exposure	31.90%	38.70%
Loss Allowance	$ 19,761	$ 14,129
Percentage of credit loss allowance	2.40%	2.80%
Coverage Ratio	1.00%	1.00%
Strong Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,883,302	$ 1,396,591
Percentage of gross exposure	3.70%	97.20%
Loss Allowance	$ 18,678	$ 13,441
Percentage of credit loss allowance	94.50%	95.10%
Coverage Ratio	1.00%	1.00%
Strong Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 71,488	$ 40,545
Percentage of gross exposure	96.30%	2.80%
Loss Allowance	$ 1,083	$ 688
Percentage of credit loss allowance	5.50%	4.90%
Coverage Ratio	1.50%	1.70%
Satisfactory Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 2,101,425	$ 1,228,949
Percentage of gross exposure	34.40%	33.10%
Loss Allowance	$ 113,253	$ 69,361
Percentage of credit loss allowance	14.30%	13.50%
Coverage Ratio	5.40%	5.60%
Satisfactory Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,855,922	$ 1,081,293
Percentage of gross exposure	88.30%	88.00%
Loss Allowance	$ 97,439	$ 59,291
Percentage of credit loss allowance	86.00%	85.50%
Coverage Ratio	5.30%	5.50%
Satisfactory Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 245,503	$ 147,656
Percentage of gross exposure	11.70%	12.00%
Loss Allowance	$ 15,814	$ 10,070
Percentage of credit loss allowance	14.00%	14.50%
Coverage Ratio	6.40%	6.80%
Higher Risk Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 2,060,240	$ 1,047,685
Percentage of gross exposure	33.70%	28.20%
Loss Allowance	$ 661,556	$ 428,644
Percentage of credit loss allowance	83.30%	83.70%
Coverage Ratio	32.10%	40.90%
Higher Risk Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 989,134	$ 353,247
Percentage of gross exposure	48.00%	33.70%
Loss Allowance	$ 123,189	$ 72,609
Percentage of credit loss allowance	18.60%	17.00%
Coverage Ratio	12.50%	20.60%
Higher Risk Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 737,425	$ 460,095
Percentage of gross exposure	35.80%	43.90%
Loss Allowance	$ 308,123	$ 213,224
Percentage of credit loss allowance	46.60%	49.70%
Coverage Ratio	41.80%	46.30%
Higher Risk Credit [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 333,681	$ 234,343
Percentage of gross exposure	16.20%	22.40%
Loss Allowance	$ 230,244	$ 142,811
Percentage of credit loss allowance	34.80%	33.30%
Coverage Ratio	69.00%	60.90%